ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive Income Loss [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME LOSS

16)       ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

AOCI represents cumulative gains (losses) on items that are not reflected in earnings (loss). The balances for the past three years follow:

	December 31,
	2011	2010	2009

	(In Millions)

Unrealized gains (losses) on investments	$772	$406	$9
Defined benefit pension plans	(1,082)	(1,008)	(968)
Impact of implementing new accounting guidance, net of taxes	-	-	(62)
Total accumulated other comprehensive income (loss)	(310)	(602)	(1,021)
Less: Accumulated other comprehensive (income) loss attributable
to noncontrolling interest	13	(8)	(15)
Accumulated Other Comprehensive Income (Loss) Attributable
to AXA Equitable	$(297)	$(610)	$(1,036)

The components of OCI for the past three years follow:

	2011	2010	2009

	(In Millions)

Net unrealized gains (losses) on investments:
Net unrealized gains (losses) arising during the year	$879	$646	$2,558
(Gains) losses reclassified into net earnings (loss) during the year	28	189	(2)
Net unrealized gains (losses) on investments	907	835	2,556
Adjustments for policyholders liabilities, DAC, deferred income
taxes and insurance liability loss recognition	(541)	(376)	(1,196)
Change in unrealized gains (losses), net of adjustments	366	459	1,360
Change in defined benefit pension plans	(74)	(40)	(3)
Total other comprehensive income (loss), net of income taxes	292	419	1,357
Less: Other comprehensive (income) loss attributable
to noncontrolling interest	21	7	(66)
Other Comprehensive Income (Loss) Attributable
to AXA Equitable	$313	$426	$1,291